Document And Entity Information	Sep. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 06, 2023
Entity Registrant Name	DIRTT ENVIRONMENTAL SOLUTIONS LTD
Entity Central Index Key	0001340476
Entity Emerging Growth Company	true
Securities Act File Number	001-39061
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7303 30th Street S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 1N6
City Area Code	(403)
Local Phone Number	723-5000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	DRTT
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by DIRTT Environmental Solutions Ltd. with the Securities and Exchange Commission on September 6, 2023 (the “Original Form 8-K”). The sole purpose of this Amendment is to replace the press release that was described in Item 7.01 of the Original Form 8-K and furnished as Exhibit 99.1 to the Original Form 8-K with an updated version of the press release. Except as stated in this Amendment, no other changes have been made to the Original Form 8-K or Exhibit 99.1 thereto.